Receivables, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Receivables, Net [Abstract]
Receivables, Net

NOTE 6

Receivables, Net

Receivables, net were comprised of the following:

	March 31, 2012	December 31, 2011
Billed receivables	$600	$463
Unbilled contract receivables	594	559
Other	96	42

Receivables, gross	1,290	1,064
Allowance for doubtful accounts	(4)	(3)

Receivables, net	$1,286	$1,061

Unbilled contract receivables represent revenue recognized on long-term contracts in excess of amounts billed as of the balance sheet date. We expect to bill and collect substantially all of the March 31, 2012 unbilled contract receivables during the next twelve months as scheduled performance milestones are completed or units are delivered.

Total billed receivables due from the U.S. Government, either directly or as a subcontractor with the Government, were $505 and $368 at March 31, 2012 and December 31, 2011, respectively. Because the Company’s receivables are primarily with the U.S. Government, the Company does not have a material credit risk exposure.

Other primarily includes amounts receivable from ITT and Xylem Inc. under various separation agreements related to the Spin-off.

NOTE 8

Receivables, Net

Receivables, net were comprised of the following:

	December 31,
	2011	2010
Billed receivables	$463	$598
Unbilled contract receivables	559	357
Other	42	3

Receivables, gross	1,064	958
Allowance for doubtful accounts	(3)	(4)

Receivables, net	$1,061	$954

Unbilled contract receivables represent revenue recognized on long-term contracts in excess of amounts billed as of the balance sheet date. We expect to bill and collect substantially all of the December 31, 2011 unbilled contract receivables during the next twelve months as scheduled billing milestones are completed or units are delivered.

Total billed receivables due from the U.S. Government, either directly or as subcontractor with the Government were $368 and $489 at December 31, 2011 and 2010, respectively. Because the Company’s receivables are primarily with the U.S. Government, the Company does not have a material credit risk exposure.